Offerings	Apr. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.050% Notes due 2030
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99794
Maximum Aggregate Offering Price	$ 698,558,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,949.23
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $ 1,246,638,500 .
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2035
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99651
Maximum Aggregate Offering Price	$ 548,080,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 83,911.13
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate offering price of those offerings is $ 1,246,638,500 .